Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
January 31, 2026
AICAP-NPRT1-0426
1.813045.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Erste Group Bank AG	2,112,098	274,141,502
BRAZIL - 3.1%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (b)	108,288	232,579,884
Materials - 1.7%
Metals & Mining - 1.7%
Wheaton Precious Metals Corp	2,165,300	285,266,527
TOTAL BRAZIL		517,846,411
CANADA - 9.4%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp	2,099,222	259,633,516
Financials - 1.2%
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A (United States) (a)	4,066,888	202,165,002
Industrials - 0.9%
Professional Services - 0.9%
Thomson Reuters Corp	1,345,104	148,621,817
Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 1.4%
Celestica Inc (United States) (b)	787,293	221,221,460
IT Services - 1.6%
Shopify Inc Class A (United States) (b)	1,942,748	254,946,820
Software - 1.2%
Constellation Software Inc/Canada	109,611	202,289,912
TOTAL INFORMATION TECHNOLOGY		678,458,192
Materials - 1.5%
Metals & Mining - 1.5%
Franco-Nevada Corp	1,092,034	255,627,303
TOTAL CANADA		1,544,505,830
CHINA - 3.0%
Communication Services - 3.0%
Interactive Media & Services - 3.0%
Tencent Holdings Ltd	6,429,432	494,177,768
DENMARK - 1.9%
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	1,142,833	320,882,424
FRANCE - 4.6%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	90,980	218,813,738
Industrials - 3.3%
Aerospace & Defense - 1.8%
Safran SA	826,693	295,370,322
Electrical Equipment - 1.5%
Legrand SA	1,498,145	239,190,846
TOTAL INDUSTRIALS		534,561,168
TOTAL FRANCE		753,374,906
GERMANY - 9.0%
Financials - 2.9%
Banks - 1.5%
Commerzbank AG	5,999,031	246,678,905
Insurance - 1.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	394,600	239,157,826
TOTAL FINANCIALS		485,836,731
Industrials - 4.3%
Aerospace & Defense - 2.2%
Rheinmetall AG	168,083	354,941,044
Electrical Equipment - 2.1%
Siemens Energy AG (b)	2,041,019	349,712,978
TOTAL INDUSTRIALS		704,654,022
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	1,079,543	295,655,304
TOTAL GERMANY		1,486,146,057
INDIA - 6.4%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	9,570,848	205,489,219
Financials - 2.8%
Banks - 2.8%
HDFC Bank Ltd	22,427,874	227,289,702
ICICI Bank Ltd	15,152,044	224,095,965
TOTAL FINANCIALS		451,385,667
Industrials - 2.4%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	5,088,960	218,240,206
Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd	11,915,765	184,505,018
TOTAL INDUSTRIALS		402,745,224
TOTAL INDIA		1,059,620,110
ISRAEL - 5.0%
Financials - 3.2%
Banks - 3.2%
Bank Hapoalim BM	10,809,590	268,073,229
Bank Leumi Le-Israel BM	10,799,761	260,373,313
TOTAL FINANCIALS		528,446,542
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Next Vision Stabilized Systems Ltd	3,217,468	289,501,016
TOTAL ISRAEL		817,947,558
JAPAN - 9.9%
Financials - 1.4%
Banks - 1.4%
Sumitomo Mitsui Financial Group Inc	6,746,300	237,405,340
Industrials - 4.0%
Industrial Conglomerates - 2.3%
Hitachi Ltd	11,065,815	383,985,285
Machinery - 1.7%
Mitsubishi Heavy Industries Ltd	9,434,589	277,791,466
TOTAL INDUSTRIALS		661,776,751
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Advantest Corp	1,406,892	231,860,819
Disco Corp	582,589	248,328,910
Tokyo Electron Ltd	950,242	253,200,612
TOTAL INFORMATION TECHNOLOGY		733,390,341
TOTAL JAPAN		1,632,572,432
NETHERLANDS - 5.4%
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 5.4%
ASM International NV	427,935	360,048,005
ASML Holding NV	365,102	523,521,963

TOTAL NETHERLANDS		883,569,968
SPAIN - 4.0%
Financials - 1.9%
Banks - 1.9%
Banco Santander SA	24,824,845	316,965,336
Utilities - 2.1%
Electric Utilities - 2.1%
Iberdrola SA	14,782,715	332,356,107
Iberdrola SA	203,379	4,562,350
TOTAL UTILITIES		336,918,457
TOTAL SPAIN		653,883,793
SWITZERLAND - 3.1%
Financials - 3.1%
Capital Markets - 1.5%
UBS Group AG	5,242,492	246,781,300
Insurance - 1.6%
Zurich Insurance Group AG	375,139	266,882,128
TOTAL SWITZERLAND		513,663,428
TAIWAN - 6.2%
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 6.2%
Taiwan Semiconductor Manufacturing Co Ltd	18,453,068	1,017,308,689
UNITED KINGDOM - 8.1%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
Compass Group PLC	2,973,079	89,149,078
InterContinental Hotels Group PLC	1,666,605	224,658,354
TOTAL CONSUMER DISCRETIONARY		313,807,432
Financials - 2.8%
Capital Markets - 1.5%
3i Group PLC	5,278,387	242,484,465
Insurance - 1.3%
Aviva PLC	24,521,443	213,335,800
TOTAL FINANCIALS		455,820,265
Industrials - 3.5%
Aerospace & Defense - 2.2%
Rolls-Royce Holdings PLC	21,154,886	353,645,733
Professional Services - 1.3%
RELX PLC	6,129,849	217,315,524
TOTAL INDUSTRIALS		570,961,257
TOTAL UNITED KINGDOM		1,340,588,954
UNITED STATES - 19.1%
Communication Services - 1.1%
Entertainment - 1.1%
Spotify Technology SA (b)	365,555	182,905,444
Financials - 6.0%
Capital Markets - 2.7%
Moody's Corp	398,496	205,448,598
S&P Global Inc	463,185	244,464,411
		449,913,009
Consumer Finance - 0.6%
American Express Co	299,480	105,467,871
Financial Services - 2.7%
Mastercard Inc Class A	412,206	222,092,471
Visa Inc Class A	674,893	217,200,814
		439,293,285
TOTAL FINANCIALS		994,674,165
Industrials - 6.3%
Aerospace & Defense - 1.4%
TransDigm Group Inc	161,403	230,409,239
Commercial Services & Supplies - 1.3%
Waste Connections Inc	1,259,329	210,682,000
Construction & Engineering - 1.4%
Ferrovial SE	3,333,466	225,304,491
Electrical Equipment - 2.2%
Schneider Electric SE	1,274,148	365,300,745
TOTAL INDUSTRIALS		1,031,696,475
Information Technology - 2.8%
Software - 2.8%
Cadence Design Systems Inc (b)	695,035	205,980,573
Synopsys Inc (b)	549,140	255,413,251
TOTAL INFORMATION TECHNOLOGY		461,393,824
Materials - 2.9%
Construction Materials - 2.9%
CRH PLC (United Kingdom)	1,933,678	235,118,964
Holcim AG	2,430,999	250,560,343
TOTAL MATERIALS		485,679,307
TOTAL UNITED STATES		3,156,349,215
TOTAL COMMON STOCKS (Cost $11,919,065,324)		16,466,579,045

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	134,598,195	134,625,114
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	17,089,165	17,090,874
TOTAL MONEY MARKET FUNDS (Cost $151,715,988)			151,715,988

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $12,070,781,312)	16,618,295,033
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(124,562,066)
NET ASSETS - 100.0%	16,493,732,967

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,908,363	928,925,383	1,035,207,066	1,027,442	(1,566)	-	134,625,114	134,598,195	0.2%
Fidelity Securities Lending Cash Central Fund	27,394,948	401,036,786	411,343,884	344,135	3,024	-	17,090,874	17,089,165	0.1%
Total	268,303,311	1,329,962,169	1,446,550,950	1,371,577	1,458	-	151,715,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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